Employee Benefit Plans (Postretirement Benefit Plans) (Narrative) (Details) - Other Postretirement Benefits Plan [Member] $ in Millions	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	85.00%
Future Amortization of Gain	$ 10
Future amortization of prior service credit	3
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	72
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	67
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	64
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	59
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	54
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	$ 225